Goodwill (Details) - Schedule of goodwill - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Total	$ 5,577,926	$ 5,577,926	$ 5,078,090
Accumulated impairment losses
Balance at end of period	5,577,926	5,577,926	5,078,090
Goodwill at cost - Push [Member]
Goodwill [Line Items]
Total	4,781,208	4,781,208	4,781,208
Goodwill at cost - Fixel [Member]
Goodwill [Line Items]
Total	296,882	296,882	296,882
Goodwill at cost - Rebel [Member]
Goodwill [Line Items]
Total	$ 499,836	$ 499,836